Credit risk (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of gross carrying amounts of loans to customers
	2020
	ECL staging
	Stage 1	Stage 2	Stage 3
	Lifetime ECL	Lifetime ECL	Lifetime ECL	Total
	RMB’000	RMB’000	RMB’000	RMB’000

Loan receivables	-	-	762,992	762,992
Accrued interest	-	-	377,983	377,983
Gross loan receivables	-	-	1,140,975	1,140,975
Loss allowance	-	-	(478,792)	(478,792)
Carrying amount	-	-	662,183	662,183

	2019
	ECL staging
	Stage 1	Stage 2	Stage 3
	Lifetime ECL	Lifetime ECL	Lifetime ECL	Total
	RMB’000	RMB’000	RMB’000	RMB’000

Loan receivables	-	-	765,034	765,034
Accrued interest	-	-	273,923	273,923
Gross loan receivables	-	-	1,038,957	1,038,957
Loss allowance	-	-	(423,773)	(423,773)
Carrying amount	-	-	615,184	615,184